Note 7 - Stockholders' Equity (Deficit) (Details Textual)					3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 27, 2016 $ / shares shares	Apr. 15, 2016 $ / shares shares	Feb. 12, 2016 USD ($) $ / shares shares	Apr. 01, 2012 shares	Sep. 30, 2016 $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 27, 2016 $ / shares shares	Jun. 26, 2016 $ / shares shares	Oct. 02, 2015 $ / shares shares	Oct. 01, 2015 shares	Dec. 31, 2013 shares	Mar. 15, 2006 shares
Stock Conversion from Series B Preferred Stock to Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion	1
Former Executives [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							3 years
Former Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					17,785
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 1.25
Chief Financial Officer [Member] | Employee Stock Option [Member] | The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Number of Monthly Installments			35
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Monthly Installment, Shares			0.18
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Final Monthly Installment, Shares			2,778
Allocated Share-based Compensation Expense | $						$ 5,192	$ 10,383
Chief Financial Officer [Member] | The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 1.25
Each Member of Board of Directors [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years
Each Member of Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 1.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Additional		5,000
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		175,000
Employees and Consultants [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Employees and Consultants [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Employees and Consultants [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,008,299
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 1.25
Employee Stock Option [Member] | The 2006 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year			1 year	180 days
Employee Stock Option [Member] | The 2006 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years				5 years
Employee Stock Option [Member] | The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,000,000	2,000,000		2,000,000								140,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 years
Employee Stock Option [Member]
Allocated Share-based Compensation Expense | $								$ 190,751	$ 85,168
Reverse Stock Split [Member] | Series B Preferred Stock [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			15,463.7183
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	15,463.7183
The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					2,592,229		2,592,229	292,256	782,256
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 1.25	$ 1
Protagenic Therapeutics Inc [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,403,367
Protagenic Therapeutics Inc [Member] | Predecessor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			295,945
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.25
Protagenic Therapeutics Inc [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			127,346
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.25
Protagenic Therapeutics Inc [Member]
Business Combination, Stock Warrant Conversion Ratio			1
Debt Instrument, Face Amount | $			$ 665,000
Debt Instrument, Increase, Accrued Interest | $			$ 35,000
Class of Warrant or Right, Expiration Period			5 years
Private Placement [Member] | Placement Agent Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		127,346
Private Placement [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.25
Private Placement [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			423,291
Class of Warrant or Right, Expiration Period			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.25
Predecessor Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			295,945
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized					18,000,000		18,000,000	18,000,000
Common Stock, Shares Authorized	100,000,000				100,000,000		100,000,000	20,000,000	20,000,000	100,000,000	100,000,000,000	20,000,000	10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001	$ 0.000001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000				20,000,000		20,000,000	20,000,000		20,000,000	5,000,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					2,592,229		2,592,229	1,707,744	1,217,744					977,744
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							1,974,445	490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 1.25	$ 1.25	$ 1
Allocated Share-based Compensation Expense | $							$ 450,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							133,229
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1